Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Deferred tax asset
Net operating loss carryforward	$ 770,000
Valuation allowance	(770,000)	$ (276,000)
Deferred tax (liability) asset